Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of accounts payable and accrued expenses [Abstract]
Payable to suppliers	$ 3,657,700	$ 2,629,626
Salary and welfare payables	614,355	239,726
Accrued expenses and other current liabilities	85,498	103,789
Total	$ 4,357,553	$ 2,973,141